Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net gain (loss) on qualifying cash flow hedging instruments held by an affiliate	$ 1.6	$ 3.6	$ (4.8)